Trade Notes and Accounts Payable - Summary of Trade Notes and Accounts Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Trade And Other Current Payables [Abstract]
Trade notes and accounts payable	$ 18,063	$ 651	$ 15,591